Finance Expenses - Summary of Finance Expense (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure of finance expense [abstract]
Interest expense	₨ 5,325		₨ 4,298	₨ 5,136
Exchange fluctuation on foreign currency borrowings, net			790	2,192
Total	₨ 5,325	$ 70	₨ 5,088	₨ 7,328